Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following at December 31:

	2015	2014
Prepaid insurance	$5.6	$6.3
Prepaid expenses	15.4	15.8
Other receivables and current assets	4.2	3.0
Parts and supplies inventory	8.2	9.1
	$33.4	$34.2